Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	lvipt_SupplementTextBlock

LVIP Blended Large Cap Growth Managed Volatility Fund Supplement Dated March 28, 2017 to the Prospectus dated May 1, 2016

This Supplement updates certain information in the Fund’s Prospectus. You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Please keep this Supplement with your Prospectus and other important records.

Effective May 1, 2017 the Prospectus is amended as follows:

Goldman Sachs Asset Management, L.P. will replace UBS Asset Management (Americas) Inc. as a sub-adviser to the Fund.

The following replaces paragraphs 3 through 6 under Principal Investment Strategies on page 2 and similar text under Investment Objective and Principal Investment Strategies beginning on page 6:

Lincoln Investment Advisors Corporation (“Adviser”) serves as the investment adviser to the Fund. The Adviser has selected Goldman Sachs Asset Management, L.P. (“GSAM”) and Wellington Management (“Wellington”) to serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day management of the Fund’s assets that the Adviser allocates to such sub-adviser. The Adviser may change the allocation at any time, in its sole discretion and the percentage of each sub-adviser’s share of the Fund’s assets may change over time.

In selecting securities, GSAM uses a quantitative style of management, in combination with a qualitative overlay that emphasizes fundamental-based stock selection, careful portfolio construction and efficient implementation. GSAM selects investments by using fundamental research and a variety of quantitative techniques based on certain investment themes, including, among others, Momentum, Valuation and Profitability. The Momentum theme seeks to predict drifts in stock prices caused by delayed investor reaction to company-specific information and information about related companies. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. The Profitability theme seeks to assess whether a company is earning more than its cost of capital.

Wellington allocates the Fund’s assets across a variety of industries, selecting companies in each industry based on the research of Wellington’s team of global industry analysts. In analyzing a prospective investment, Wellington utilizes a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of a variety of factors, including the company’s business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential.

The Adviser intends to allocate approximately 50% of the portion of the Fund’s assets not subject to the overlay to GSAM and approximately 50% of the portion of the Fund’s assets not subject to the overlay to Wellington. Such allocations are subject to change at the discretion of the Adviser.

LVIP Blended Large Cap Growth Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock

LVIP Blended Large Cap Growth Managed Volatility Fund Supplement Dated March 28, 2017 to the Prospectus dated May 1, 2016

This Supplement updates certain information in the Fund’s Prospectus. You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Please keep this Supplement with your Prospectus and other important records.

Effective May 1, 2017 the Prospectus is amended as follows:

Goldman Sachs Asset Management, L.P. will replace UBS Asset Management (Americas) Inc. as a sub-adviser to the Fund.

The following replaces paragraphs 3 through 6 under Principal Investment Strategies on page 2 and similar text under Investment Objective and Principal Investment Strategies beginning on page 6:

Lincoln Investment Advisors Corporation (“Adviser”) serves as the investment adviser to the Fund. The Adviser has selected Goldman Sachs Asset Management, L.P. (“GSAM”) and Wellington Management (“Wellington”) to serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day management of the Fund’s assets that the Adviser allocates to such sub-adviser. The Adviser may change the allocation at any time, in its sole discretion and the percentage of each sub-adviser’s share of the Fund’s assets may change over time.

In selecting securities, GSAM uses a quantitative style of management, in combination with a qualitative overlay that emphasizes fundamental-based stock selection, careful portfolio construction and efficient implementation. GSAM selects investments by using fundamental research and a variety of quantitative techniques based on certain investment themes, including, among others, Momentum, Valuation and Profitability. The Momentum theme seeks to predict drifts in stock prices caused by delayed investor reaction to company-specific information and information about related companies. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. The Profitability theme seeks to assess whether a company is earning more than its cost of capital.

Wellington allocates the Fund’s assets across a variety of industries, selecting companies in each industry based on the research of Wellington’s team of global industry analysts. In analyzing a prospective investment, Wellington utilizes a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of a variety of factors, including the company’s business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential.

The Adviser intends to allocate approximately 50% of the portion of the Fund’s assets not subject to the overlay to GSAM and approximately 50% of the portion of the Fund’s assets not subject to the overlay to Wellington. Such allocations are subject to change at the discretion of the Adviser.